7. ACCRUED EXPENSES (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued vacation	$ 151,843	$ 152,051	$ 136,410
Accrued interest	174,506	175,953	235,776
Accrued loan guaranty		0	8,333
Accured rent	75,501	77,164	26,091
Accrued commissions		0	18,828
Accrued loss contingency	0	44,423	0
Other accrued expense	75,837	2,333	4,995
Total accrued expenses	$ 477,687	$ 451,924	$ 430,433